INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - KaR-Tel - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries
Net operating cash flows	$ 338	$ 308	$ 243
Net investing cash flows	(112)	(117)	(127)
Net financing cash flows	(236)	(166)	(117)
Net foreign exchange difference	(8)	0	(3)
Net (decrease) / increase in cash equivalents	$ (18)	$ 25	$ (4)